Convertible Loan from Shareholders (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Carrying Value of Convertible Note

The carrying value of the Convertible Note as of the periods below was calculated as follow:

	As of December 31,
	2017	2016
	(in thousands)

Convertible note	$-	$2,029
Unamortized discount	-	(1,963)
Accrued interest	-	10
	$-	$76